RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Restricted Cash [Abstract]
Operations	$ 202	$ 284
Credit obligations	161	157
Capital expenditures and development projects	5	22
Total	368	463
Less: non-current	(148)	(177)
Current	$ 220	$ 286